Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Resource Allocation CODM Reviews	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:
	September 30, 2026	December 31, 2025
Trust Account	$186,761,164	$181,847,374
Cash	$172,928	$772,506
	For the Three Months Ended September 30, 2026	For the Three Months Ended September 30, 2025	For the Nine Months Ended September 30, 2026	For the Nine Months Ended September 30, 2025
General and administrative costs	$803,990	$140,317	$2,339,499	$460,363
Interest earned on cash and securities held in Trust Account	$1,691,056	$1,862,239	$4,913,790	$5,529,558
Interest on operating account	$2,611	$10,185	$12,935	$33,637
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income and total assets, which include the following:
	December 31, 2025	December 31, 2024
Cash and securities held in Trust Account	$181,847,374	$174,580,335
Cash	$772,506	$1,237,201

	For the Year Ended December 31, 2025	For the Period from June 18, 2024 (inception) through December 31, 2024
General and administrative costs	$688,452	$175,611
Interest earned on cash and securities held in Trust Account	$7,267,039	$1,217,835
Interest on operating account	$42,405	$-